Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary Of Asset And Liabilities Of The VIEs
The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:

		As of December 31,
		2019	2020
	Note
Current assets
Cash		130,785	138,375
Accounts receivable, net of allowance for doubtful accounts		7,674	20,407
Amounts due from related parties	i	129,639	238,621
Prepaid expenses and other current assets		12,732	30,959

Total current assets		280,830	428,362
Property and equipment, net		53,194	59,771
Intangible assets, net		47,932	44,858
Goodwill		40,218	40,218
Deferred tax assets		2,911	7,371
Other non-current assets		4,438	16,252

Total assets		429,523	596,832

Current liabilities
Contract liabilities		169,151	203,248
Deferred revenue from governments		17,789	13,770
Borrowings under financing arrangements		14,577	64,140
Accounts payable		4,331	3,655
Accrued expenses and other payables		67,167	68,078
Income tax payables		2,854	5,763
Amounts due to related parties	ii	54,056	72,648

Total current liabilities		329,925	431,302
Contract liabilities		3,790	7,274
Deferred revenue from governments		4,032	12,370
Borrowings under financing arrangements		7,453	28,643
Other payables		2,760	6,276
Deferred tax liabilities		12,323	11,933

Total liabilities		360,283	497,798

Summary Of Consolidated Statements Of Comprehensive Income For Variable Interest Entity
The table sets forth the results of operations of the VIEs included in the Company’s consolidated statements of comprehensive income:

	Years Ended December 31,
	2018	2019	2020
Net revenues	224,492	308,884	392,860
Net income	8,160	16,539	29,416

Summary Of Cash Flows Of Variable Interest Entities
The table sets forth the cash flows of the VIEs included in the Company’s consolidated statements of cash flows:

	Years Ended December 31,
	2018	2019	2020
Net cash generated from operating activities	96,270	139,444	95,914
Net cash (used in)/generated from investing activities	(89,927)	30,548	(32,286)
Net cash generated from financing activities	25,269	28,202	68,011

Summary Of Cash and Cash Equivalents
Cash and restricted cash as reported in the consolidated statements of cash flows are presented separately on our consolidated balance sheets as follows:

	As of December 31,
	2019	2020
Cash	153,418	148,756
Restricted cash	—	59,600

Total cash and restricted cash	153,418	208,356

Summary Of Estimated Useful Lives Of Property Plant And Equipment
The estimated useful lives are presented below.

Category	Estimated useful life
Buildings	18 - 20 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment	6 - 10 years
Electronic equipment	4 - 5 years
Vehicles	5 years

Summary Of Estimated Useful Lives Of Other Intangible Assets	The amortization periods by intangible asset classes are as follows:

Category	Estimated useful life
Systems software	2-10 years
Government cooperative agreements	17 years